UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10491
                                                     ---------------------

                         Nuveen Real Estate Income Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: December 31
                                           ------------------

                  Date of reporting period: September 30, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                             QUARTERLY REPORT September 30, 2005

                                Nuveen Investments
                                Exchange-Traded
                                Closed-End Funds


     NUVEEN
REAL ESTATE
INCOME FUND
        JRS





HIGH CURRENT INCOME FROM A PORTFOLIO OF COMMERCIAL REAL ESTATE INVESTMENTS

Chairman's Letter

Dear Shareholder

I am very pleased to report that for the nine-month period ended September 30, 2005, your Fund continued to provide you with attractive monthly distributions and diversified exposure to the real estate investment marketplace.

Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. Since one part of your portfolio may be going up when another is going down, portfolio diversification may help smooth your investment returns over time. In addition to providing regular monthly income, a real estate oriented investment like your Fund may help you achieve and benefit from greater portfolio diversification. Your financial advisor can explain these potential advantages in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

For more than 100 years, Nuveen has specialized in offering quality investments such as your Fund to those seeking to accumulate and preserve wealth. Our mission continues to be to assist you and your financial advisor by offering the investment solutions and services that can help you secure your long-term financial goals. We thank you for choosing us as a partner as you work toward that objective.

Sincerely,


Timothy R. Schwertfeger
Chairman of the Board
November 15, 2005

Nuveen Real Estate Income Fund
(JRS)
Portfolio Managers' Comments


The Nuveen Real Estate Income Fund (JRS) is managed by a team of real estate investment professionals at Security Capital Research & Management Incorporated, a wholly-owned subsidiary of J. P. Morgan Chase & Co. Anthony R. Manno Jr. and Kenneth D. Statz, who each have more than 22 years' experience in managing real estate investments, lead the team. Here they review their management strategy and the performance of the Fund for the nine-month period ended September 30, 2005.


WHAT WAS YOUR OVERALL MANAGEMENT STRATEGY AND WHAT WERE SOME OF THE PRIMARY TACTICS YOU EMPLOYED DURING THIS NINE-MONTH REPORTING PERIOD?

During the nine-month period ended September 30, 2005, we continued to focus on finding securities that we believed were best positioned to generate sustainable income and potential price appreciation over the long-run. In particular, we sought to maintain significant diversification while taking into account company credit quality, sector and geographic exposure, and security-type allocations. Every investment decision was based on a multi-layered analysis of the company, the real estate it owned, its management and the relative price of the security.

The ability to shift allocations between preferred and common stocks based on the relative attractiveness of these two distinct markets continued to be an important tool in managing JRS for income and long-term capital appreciation. As we have since 2004, we maintained the portfolio's tilt toward common stocks in the first nine months of 2005, and continued to emphasize companies and property types with a cyclical orientation associated with shorter lease terms. Further, we favored what we thought were the strongest markets and locations where we saw value enhancement potential and a real inflation hedge over the long-term.

HOW DID THE FUND PERFORM?

Fund performance results, as well as the performance of comparative benchmarks, are shown in the accompanying table.

Total returns on net asset value*
For periods ended September 30, 2005

                                 9-months       1-year
--------------------------------------------------------------------------------
JRS                                  6.74%      22.10%
--------------------------------------------------------------------------------
Comparative benchmark(1)             7.51%      17.93%
--------------------------------------------------------------------------------
Dow Jones Wilshire
Real Estate Securities
Index(2)                            10.80%      29.04%
--------------------------------------------------------------------------------
*    Nine-month returns are cumulative; one-year returns are annualized.

Past performance does not guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares.


For the nine months ended September 30, 2005, the Fund provided an attractive cumulative total return on net asset value, although its performance trailed a comparative benchmark and the Dow Jones Wilshire Real Estate Securities Index.



(1) The comparative benchmark return is calculated using the preferred stock and highest 50% yielding (based on market capitalization) common stock securities in the SNL Financial L C real estate database.

(2) The Dow Jones Wilshire Real Estate Securities Index is an unmanaged index comprised of common shares of publicly-traded REITs and other real estate operating companies.

Since 2003, we have been gradually and selectively shifting the portfolio's property type weightings from a largely defensive posture to one that we believe is better positioned to perform well in a growing economy. At the same time, we've remained highly focused on the current income objectives of the Fund. Over this nine-month reporting period, we pursued this strategy by increasing the portfolio's allocation, relative to its comparative benchmark, toward more cyclically sensitive multifamily apartment companies and mall companies. In addition, the portfolio maintained a higher allocation to office companies than its comparison benchmark. Both multifamily and office companies outperformed the broader real estate securities universe during this reporting period.

On the other hand, our strategy to shift from defensive positions in light of improving economic conditions led to a lower allocation, relative to the comparative benchmark, to the more defensive shopping center sector. In the first nine months of 2005 this tactic hurt the Fund's performance relative to both the comparative benchmark and the Wilshire index.

It is important to note that investing in preferred stock remains an important component of the income and appreciation strategy of JRS. While preferred securities are included in the comparative benchmark, they are not included in broader real estate securities indices, like the Wilshire index. Though we have reduced JRS's allocation to preferred stocks relative to the comparative benchmark, they remained a significant allocation in the Fund's portfolio over this nine-month reporting period. While we believe it helped the Fund's overall risk profile, it did create a drag on performance when compared to an all-common-stock index like the Wilshire index.

DISTRIBUTION AND SHARE PRICE INFORMATION

In addition to owning preferred stocks, the Fund has issued its own preferred shares, called Taxable Auctioned Preferred(TM). This provides a degree of financial leverage that can increase share price volatility, but also can enhance Fund returns and supplement the income available to pay common shareholder distributions. This leveraging strategy provided incremental income and helped enhance shareholder distributions over the nine-month period.

The Fund has a managed distribution policy designed to provide relatively stable monthly cash flow to investors. Under this policy, the Fund's monthly distributions will be paid from net investment income generated by its underlying securities as well as from net realized capital gains and/or returns of capital, generally representing unrealized capital gains. Over this nine-month reporting period, the Fund has maintained a stable monthly distribution of $0.1350 per share - however, the Fund declared a monthly distribution increase to $0.1450 per share in September 2005.

As of September 30, 2005, the Fund was trading at a -10.23% discount to its net asset value. This was greater than the average -9.19% discount the Fund exhibited over the course of the entire nine-month reporting period.

Nuveen Real Estate Income Fund
JRS

Performance
      OVERVIEW  As of September 30, 2005

PORTFOLIO ALLOCATION
(as a % of total investments)
Common Stocks             69.7%
Preferred Stocks          29.2%
Repurchase Agreements      1.1%

Bar Chart:
2004-2005 MONTHLY DISTRIBUTIONS PER SHARE
Oct                           .1350
Nov                           .1350
Dec                           .1350
Jan                           .1350
Feb                           .1350
Mar                           .1350
Apr                           .1350
May                           .1350
Jun                           .1350
Jul                           .1350
Aug                           .1350
Sep                           .1450

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
10/1/2004                  19.24
10/4/2004                  19.37
10/5/2004                  19.27
10/6/2004                  19.38
10/7/2004                  19.38
10/8/2004                  19.42
10/11/2004                 19.59
10/12/2004                 19.63
10/13/2004                 19.45
10/14/2004                 19.53
10/15/2004                 19.68
10/18/2004                 19.82
10/19/2004                 19.89
10/20/2004                 19.75
10/21/2004                 19.92
10/22/2004                 20.00
10/25/2004                 19.91
10/26/2004                 20.00
10/27/2004                 19.99
10/28/2004                 20.05
10/29/2004                 20.02
11/1/2004                  20.25
11/2/2004                  20.24
11/3/2004                  20.45
11/4/2004                  20.61
11/5/2004                  19.40
11/8/2004                  18.96
11/9/2004                  19.18
11/10/2004                 19.40
11/11/2004                 19.68
11/12/2004                 19.89
11/15/2004                 19.91
11/16/2004                 19.90
11/17/2004                 19.71
11/18/2004                 19.65
11/19/2004                 19.68
11/22/2004                 19.74
11/23/2004                 19.99
11/24/2004                 20.14
11/26/2004                 20.18
11/29/2004                 20.20
11/30/2004                 20.24
12/1/2004                  20.49
12/2/2004                  20.62
12/3/2004                  20.78
12/6/2004                  20.90
12/7/2004                  20.66
12/8/2004                  20.70
12/9/2004                  20.85
12/10/2004                 20.99
12/13/2004                 20.75
12/14/2004                 20.88
12/15/2004                 20.75
12/16/2004                 20.76
12/17/2004                 20.62
12/20/2004                 20.40
12/21/2004                 20.41
12/22/2004                 20.45
12/23/2004                 20.64
12/27/2004                 20.65
12/28/2004                 20.62
12/29/2004                 20.46
12/30/2004                 20.64
12/31/2004                 20.75
1/3/2005                   20.58
1/4/2005                   20.20
1/5/2005                   19.28
1/6/2005                   19.28
1/7/2005                   19.38
1/10/2005                  19.50
1/11/2005                  19.42
1/12/2005                  18.94
1/13/2005                  19.19
1/14/2005                  19.15
1/18/2005                  19.24
1/19/2005                  19.37
1/20/2005                  19.39
1/21/2005                  19.44
1/24/2005                  19.42
1/25/2005                  19.15
1/26/2005                  19.04
1/27/2005                  18.94
1/28/2005                  19.00
1/31/2005                  19.24
2/1/2005                   19.51
2/2/2005                   19.76
2/3/2005                   19.96
2/4/2005                   20.14
2/7/2005                   20.18
2/8/2005                   20.23
2/9/2005                   20.30
2/10/2005                  20.47
2/11/2005                  20.45
2/14/2005                  20.30
2/15/2005                  20.38
2/16/2005                  20.30
2/17/2005                  20.30
2/18/2005                  20.00
2/22/2005                  19.40
2/23/2005                  19.50
2/24/2005                  19.48
2/25/2005                  19.70
2/28/2005                  19.80
3/1/2005                   19.86
3/2/2005                   19.87
3/3/2005                   19.98
3/4/2005                   20.10
3/7/2005                   20.18
3/8/2005                   20.03
3/9/2005                   19.80
3/10/2005                  19.73
3/11/2005                  19.30
3/14/2005                  19.23
3/15/2005                  19.30
3/16/2005                  19.02
3/17/2005                  19.05
3/18/2005                  18.99
3/21/2005                  18.63
3/22/2005                  18.07
3/23/2005                  17.68
3/24/2005                  18.10
3/28/2005                  17.69
3/29/2005                  17.60
3/30/2005                  17.85
3/31/2005                  18.08
4/1/2005                   18.25
4/4/2005                   18.11
4/5/2005                   18.24
4/6/2005                   18.32
4/7/2005                   18.55
4/8/2005                   18.42
4/11/2005                  18.46
4/12/2005                  18.65
4/13/2005                  18.48
4/14/2005                  18.40
4/15/2005                  18.44
4/18/2005                  18.42
4/19/2005                  18.60
4/20/2005                  18.58
4/21/2005                  18.58
4/22/2005                  18.70
4/25/2005                  18.90
4/26/2005                  19.15
4/27/2005                  19.49
4/28/2005                  19.38
4/29/2005                  19.40
4/30/2005                  19.40
5/2/2005                   19.37
5/3/2005                   19.45
5/4/2005                   19.45
5/5/2005                   19.68
5/6/2005                   19.95
5/9/2005                   20.22
5/10/2005                  20.39
5/11/2005                  20.19
5/12/2005                  20.02
5/13/2005                  19.92
5/16/2005                  19.93
5/17/2005                  19.98
5/18/2005                  20.02
5/19/2005                  20.22
5/20/2005                  20.17
5/23/2005                  20.26
5/24/2005                  19.90
5/25/2005                  19.59
5/26/2005                  19.57
5/27/2005                  19.60
5/31/2005                  19.77
6/1/2005                   19.91
6/2/2005                   20.10
6/3/2005                   20.19
6/6/2005                   20.02
6/7/2005                   20.06
6/8/2005                   20.16
6/9/2005                   20.15
6/10/2005                  20.17
6/13/2005                  20.04
6/14/2005                  20.02
6/15/2005                  20.07
6/16/2005                  20.05
6/17/2005                  20.13
6/20/2005                  20.20
6/21/2005                  20.20
6/22/2005                  20.19
6/23/2005                  20.16
6/24/2005                  20.11
6/27/2005                  20.10
6/28/2005                  20.00
6/29/2005                  20.09
6/30/2005                  20.25
7/1/2005                   20.33
7/5/2005                   20.38
7/6/2005                   20.50
7/7/2005                   20.50
7/8/2005                   20.69
7/11/2005                  20.92
7/12/2005                  20.98
7/13/2005                  20.83
7/14/2005                  20.38
7/15/2005                  20.40
7/18/2005                  20.59
7/19/2005                  20.60
7/20/2005                  20.76
7/21/2005                  20.67
7/22/2005                  20.66
7/25/2005                  20.73
7/26/2005                  20.80
7/27/2005                  20.97
7/28/2005                  21.20
7/29/2005                  21.20
7/31/2005                  21.20
8/1/2005                   21.20
8/2/2005                   21.18
8/3/2005                   21.23
8/4/2005                   21.00
8/5/2005                   20.18
8/8/2005                   19.04
8/9/2005                   19.42
8/10/2005                  19.55
8/11/2005                  19.42
8/12/2005                  19.48
8/15/2005                  19.60
8/16/2005                  19.56
8/17/2005                  19.40
8/18/2005                  19.15
8/19/2005                  19.02
8/22/2005                  19.05
8/23/2005                  19.18
8/24/2005                  19.25
8/25/2005                  19.41
8/26/2005                  19.38
8/29/2005                  19.41
8/30/2005                  19.40
8/31/2005                  19.65
9/1/2005                   19.76
9/2/2005                   19.88
9/6/2005                   20.20
9/7/2005                   20.25
9/8/2005                   20.24
9/9/2005                   20.40
9/12/2005                  20.53
9/13/2005                  20.28
9/14/2005                  20.28
9/15/2005                  20.29
9/16/2005                  20.29
9/19/2005                  20.23
9/20/2005                  20.01
9/21/2005                  19.80
9/22/2005                  19.75
9/23/2005                  20.00
9/26/2005                  20.00
9/27/2005                  19.99
9/28/2005                  19.96
9/29/2005                  20.10
9/30/2005                  20.35

FUND SNAPSHOT
------------------------------------
Common Share Price            $20.35
------------------------------------
Common Share Net Asset Value  $22.67
------------------------------------
Premium / (Discount) to NAV  -10.23%
------------------------------------
Market Yield(1)                8.55%
------------------------------------
Net Assets Attributable to
Common Shares ($000)        $637,852
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/15/01)
------------------------------------
           ON SHARE PRICE     ON NAV
------------------------------------
9-Month
(Cumulative)        4.33%      6.74%
------------------------------------
1-Year             15.79%     22.10%
------------------------------------
Since Inception    17.41%     21.89%
------------------------------------


INDUSTRIES
(as a % of total investments)
------------------------------------
Office Property                32.0%
------------------------------------
Apartments                     19.8%
------------------------------------
Regional Malls                 12.2%
------------------------------------
Healthcare                      9.6%
------------------------------------
Diversified                     8.0%
------------------------------------
Shopping Center                 7.1%
------------------------------------
Hotels                          5.4%
------------------------------------
Repurchase Agreements           1.1%
------------------------------------
Other                           4.8%
------------------------------------


TOP FIVE COMMON STOCK ISSUERS
(as a % of total investments)
------------------------------------
The Macerich Company            7.8%
------------------------------------
Mack-Cali Realty Corporation    7.5%
------------------------------------
Arden Realty, Inc.              7.1%
------------------------------------
Nationwide Health
   Properties, Inc.             5.5%
------------------------------------
AvalonBay Communities, Inc.     5.5%
------------------------------------


TOP FIVE PREFERRED STOCK ISSUERS
(as a % of total investments)
------------------------------------
Crescent Real Estate
   Equities Company             5.7%
------------------------------------
Apartment Investment &
   Management Company           3.9%
------------------------------------
Home Properties Inc.            3.1%
------------------------------------
The Mills Corp.                 2.6%
------------------------------------
LaSalle Hotel Properties        2.0%
------------------------------------


1 Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. REIT distributions received by the Fund are generally comprised of investment income, long-term and short-term capital gains and a REIT return of capital. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

                           PORTFOLIO OF INVESTMENTS (UNAUDITED)

                           NUVEEN REAL ESTATE INCOME FUND (JRS)
                           September 30, 2005

      SHARES    DESCRIPTION(1)                                                                        VALUE
---------------------------------------------------------------------------------------------------------------

                COMMON STOCKS - 88.3% (69.7% OF TOTAL INVESTMENTS)
                APARTMENTS - 16.3%
     526,300    AMLI Residential Properties Trust                                                $ 16,878,441
     215,300    Apartment Investment & Management Company                                           8,349,334
     870,000    Archstone-Smith Trust                                                              34,686,900
     516,400    AvalonBay Communities, Inc.                                                        44,255,480
---------------------------------------------------------------------------------------------------------------
                DIVERSIFIED - 0.6%
     312,800    Spirit Finance Corporation                                                          3,519,000
---------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 12.2%
   1,912,300    Nationwide Health Properties, Inc.                                                 44,556,590
   1,740,300    Senior Housing Properties Trust                                                    33,065,700
---------------------------------------------------------------------------------------------------------------
                HOTELS - 0.8%
     492,564    Hersha Hospitality Trust                                                            4,891,161
---------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 2.9%
     459,600    First Industrial Realty Trust, Inc.                                                18,406,980
---------------------------------------------------------------------------------------------------------------
                OFFICE PROPERTY - 34.8%
   1,388,800    Arden Realty, Inc.                                                                 57,176,896
     477,300    Equity Office Properties Trust                                                     15,612,483
   3,092,100    HRPT Properties Trust                                                              38,372,961
   1,351,500    Mack-Cali Realty Corporation                                                       60,736,410
     298,100    Maguire Properties, Inc.                                                            8,957,905
   1,205,600    Reckson Associates Realty Corporation                                              41,653,480
---------------------------------------------------------------------------------------------------------------
                REGIONAL MALLS - 9.9%
     971,000    The Macerich Company                                                               63,056,740
---------------------------------------------------------------------------------------------------------------
                SHOPPING CENTER - 7.7%
     239,600    Cedar Shopping Centers Inc.                                                         3,467,012
     413,800    Federal Realty Investment Trust                                                    25,212,834
     880,300    New Plan Excel Realty Trust                                                        20,202,885
---------------------------------------------------------------------------------------------------------------
                STORAGE - 3.1%
     984,200    U-Store-It Trust                                                                   19,949,733
---------------------------------------------------------------------------------------------------------------
                Total Common Stocks - (cost $331,916,458)                                         563,008,925
              -------------------------------------------------------------------------------------------------

      SHARES    DESCRIPTION(1)                                                                        VALUE
---------------------------------------------------------------------------------------------------------------
                PREFERRED STOCKS - 36.9% (29.2% OF TOTAL INVESTMENTS)
                APARTMENTS - 8.7%
                Apartment Investment & Management Company:
     603,500     Series R, 10.000%                                                                 15,606,510
     461,100     Series U, 7.750%                                                                  11,541,333
     158,000     Series Y, 7.875%                                                                   3,965,800
     945,000    Home Properties Inc., Series F, 9.000%                                             24,626,700
---------------------------------------------------------------------------------------------------------------
                DIVERSIFIED - 9.7%
                Crescent Real Estate Equities Company:
   1,031,300     Series A (Convertible), 6.750%                                                    22,843,295
     850,000     Series B, 9.500%                                                                  22,873,500
     150,000    Lexington Corporate Properties Trust, Series B, 8.050%                              3,937,500
     497,623    PS Business Parks Inc., Series F, 8.750%                                           12,893,412
---------------------------------------------------------------------------------------------------------------
                HOTELS - 6.1%
     130,000    Ashford Hospitality Trust, Series A, 8.550%                                         3,381,300
     339,000    Boykin Lodging Company, Series A, 10.500%                                           9,017,400
     310,000    FelCor Lodging Trust Inc., Series C, 8.000%                                         7,719,000
     120,000    Hersha Hospitality Trust, Series A, 8.000%                                          3,012,000
     592,000    LaSalle Hotel Properties, Series A, 10.250%                                        15,747,200
---------------------------------------------------------------------------------------------------------------
                OFFICE PROPERTY - 5.6%
                Alexandria Real Estate Equities Inc.:
      95,400     Series B, 9.100%                                                                   2,486,124
     160,000     Series C, 8.375%                                                                   4,211,200
     200,000    Corporate Office Properties Trust, Series G, 8.000%                                 5,200,000
      12,141    Highwoods Properties, Inc., Series A, 8.625%                                       13,408,217
     406,000    Maguire Properties, Inc., Series A, 7.625%                                         10,292,100
---------------------------------------------------------------------------------------------------------------
                REGIONAL MALLS - 5.6%
                Glimcher Realty Trust:
     113,000     Series F, 8.750%                                                                   2,916,530
      50,000     Series G, 8.125%                                                                   1,269,500
     400,000    Taubman Centers, Inc., Series H, 7.625%                                            10,230,000
                The Mills Corp:
     115,200     Series C, 9.000%                                                                   3,007,872
     213,000     Series E, 8.750%                                                                   5,644,500
     480,000     Series G, 7.875%                                                                  12,435,024
---------------------------------------------------------------------------------------------------------------
                SHOPPING CENTER - 1.2%
     160,000    Cedar Shopping Centers Inc., Series A, 8.875%                                       4,115,008
     125,000    Saul Centers, Inc., Series A, 8.000%                                                3,268,750
---------------------------------------------------------------------------------------------------------------
                Total Preferred Stocks - (cost $220,466,625)                                      235,649,775
              -------------------------------------------------------------------------------------------------

   PRINCIPAL
AMOUNT (000)    DESCRIPTION(1)                                                                        VALUE
---------------------------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENTS - 1.4% (1.1% OF TOTAL INVESTMENTS)
$      8,635    State Street Bank, 3.150%, dated 9/30/05, due 10/03/05, repurchase price $8,637,715, collateralized by $6,790,000 U.S. Treasury Bonds,
                7.500%, due 11/15/16, value $8,813,210                                              8,635,448
==============-------------------------------------------------------------------------------------------------
                Total Repurchase Agreements (cost $8,635,448)                                       8,635,448
              -------------------------------------------------------------------------------------------------
                Total Investments (cost $561,018,531) - 126.6%                                    807,294,148
              -------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.4%                                                2,557,657
              -------------------------------------------------------------------------------------------------
                Taxable Auctioned Preferred Shares, at Liquidation Value - (27.0)%               (172,000,000)
              -------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                    $637,851,805
              =================================================================================================

       INTEREST RATE SWAP CONTRACTS OUTSTANDING AT SEPTEMBER 30, 2005:

                                                                                                  UNREALIZED
                               NOTIONAL                                    TERMINATION          APPRECIATION
        COUNTERPARTY             AMOUNT     FIXED RATE   FLOATING RATE*           DATE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
        CITIGROUP N.A.      $43,000,000       4.8000%       3.6800%          2/06/07           $    (257,898)
        CITIGROUP N.A.       43,000,000       5.1900%       3.6800%          2/06/09                (976,741)
-------------------------------------------------------------------------------------------------------------
                                                                                               $  (1,234,639)
=============================================================================================================


(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

*    Based on LIBOR (London Inter-Bank Offered Rates).


                                See accompanying notes to financial statements.

Statement of
        ASSETS AND LIABILITIES September 30, 2005 (Unaudited)


--------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $561,018,531)                         $ 807,294,148
Receivables:
   Dividends and interest                                             3,952,767
   Investments sold                                                     509,179
Other assets                                                             34,022
--------------------------------------------------------------------------------
      Total assets                                                  811,790,116
--------------------------------------------------------------------------------
LIABILITIES
Interest rate swaps, at value                                         1,234,639
Accrued expenses:
   Management fees                                                      385,110
   Other                                                                256,494
Taxable Auctioned Preferred share dividends payable                      62,068
--------------------------------------------------------------------------------
      Total liabilities                                               1,938,311
--------------------------------------------------------------------------------
Taxable Auctioned Preferred shares, at liquidation value            172,000,000
--------------------------------------------------------------------------------
Net assets applicable to Common shares                            $ 637,851,805
================================================================================
Common shares outstanding                                            28,136,413
================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                          $       22.67
================================================================================


NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
--------------------------------------------------------------------------------
Common shares, $.01 par value per share                           $     281,364
Paid-in surplus                                                     391,050,795
Undistributed (Over-distribution of) net investment income          (19,449,307)
Accumulated net realized gain from investments and interest
  rate swaps                                                         20,927,975
Net unrealized appreciation (depreciation) of investments
  and interest rate swaps                                           245,040,978
--------------------------------------------------------------------------------
Net assets applicable to Common shares                            $ 637,851,805
================================================================================
Authorized shares:
   Common                                                             Unlimited
   Taxable Auctioned Preferred                                        Unlimited
================================================================================


                                 See accompanying notes to financial statements.

Statement of
      OPERATIONS Nine Months Ended September 30, 2005 (Unaudited)

--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                          $ 22,624,829
Interest                                                                150,400
--------------------------------------------------------------------------------
Total investment income                                              22,775,229
--------------------------------------------------------------------------------
EXPENSES
Management fees                                                       5,165,389
Taxable Auctioned Preferred shares - auction fees                       321,616
Taxable Auctioned Preferred shares -
  dividend disbursing agent fees                                         19,247
Shareholders' servicing agent fees and expenses                           4,995
Custodian's fees and expenses                                           122,808
Trustees' fees and expenses                                              20,436
Professional fees                                                        47,556
Shareholders' reports - printing and mailing expenses                    78,443
Stock exchange listing fees                                               1,768
Investor relations expense                                               98,752
Other expenses                                                           25,103
--------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                              5,906,113
   Custodian fee credit                                                     (44)
   Expense reimbursement                                             (1,757,064)
--------------------------------------------------------------------------------
Net expenses                                                          4,149,005
--------------------------------------------------------------------------------
Net investment income                                                18,626,224
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from investments                                   22,425,841
Net realized gain (loss) from interest rate swaps                    (1,497,866)
Change in net unrealized appreciation (depreciation)
  of investments                                                      1,908,105
Change in net unrealized appreciation (depreciation)
  of interest rate swaps                                              2,639,583
--------------------------------------------------------------------------------
Net realized and unrealized gain                                     25,475,663
--------------------------------------------------------------------------------
DISTRIBUTIONS TO TAXABLE AUCTIONED PREFERRED SHAREHOLDERS
From net investment income                                           (3,787,551)
From accumulated net realized gains from investments                         --
--------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
  distributions to Taxable Auctioned Preferred shareholders          (3,787,551)
--------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
  from operations                                                  $ 40,314,336
================================================================================

                                 See accompanying notes to financial statements.

Statement of
          CHANGES IN NET ASSETS (Unaudited)
                                                                                                  NINE MONTHS ENDED      YEAR ENDED
                                                                                                            9/30/05        12/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                $ 18,626,224      $ 24,895,312
Net realized gain from investments                                                                     22,425,841        18,980,955
Net realized gain (loss) from interest rate swaps                                                      (1,497,866)       (4,017,763)
Change in net unrealized appreciation (depreciation) of investments                                     1,908,105       109,849,162
Change in net unrealized appreciation (depreciation) of interest rate swaps                             2,639,583         3,346,462
Distributions to Taxable Auctioned Preferred shareholders:
   From net investment income                                                                          (3,787,551)       (1,353,325)
   From accumulated net realized gains from investments                                                        --        (1,218,577)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations                                 40,314,336       150,482,226
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                                            (34,467,106)      (19,333,368)
From accumulated net realized gains from investments                                                           --       (17,762,374)
Tax return of capital                                                                                          --        (3,983,421)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from distributions to
   Common shareholders                                                                                (34,467,106)      (41,079,163)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Taxable Auctioned Preferred shares offering costs                                                          25,538                --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares                                                  5,872,768       109,403,063
Net assets applicable to Common shares at the beginning of period                                     631,979,037       522,575,974
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period                                           637,851,805      $631,979,037
====================================================================================================================================
Undistributed (Over-distribution of) net investment income at the end of period                    $  (19,449,307)     $    179,126
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
Nuveen Real Estate Income Fund (the "Fund") is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's Common shares are listed on the American Stock Exchange and trade under the ticker symbol "JRS." The Fund was organized as a Massachusetts business trust on August 27, 2001.

The Fund seeks to provide high current income by investing primarily in a portfolio of income-producing common stocks, preferred stocks, convertible preferred stocks and debt securities issued by real estate companies, such as Real Estate Investment Trusts ("REITs").

Effective January 1, 2005, Nuveen Institutional Advisory Corp. ("NIAC"), the Fund's previous Adviser, and its affiliate, Nuveen Advisory Corp. ("NAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NIAC or NAC.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation
Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Prices of derivative instruments are also provided by an independent pricing service approved by the Fund's Board of Trustees. If the pricing service is unable to supply a price for a derivative instrument, the Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that market prices for an investment are unavailable or inappropriate, the Board of Trustees of the Fund, or its designee, may establish a fair value for the investment. In establishing a fair value, the Board of Trustees, or its designee, will use a wide variety of market data including yields or prices of comparable securities, indications of value from security dealers, general market conditions and other information and analysis. Short-term securities are valued at amortized cost, which approximates market value.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At September 30, 2005, the Fund had no such outstanding purchase commitments.

Investment Income
Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Income Taxes
The Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders
Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The Fund intends to make monthly cash distributions to Common Shareholders of a stated dollar amount based primarily on the Fund's net investment income but also secondarily on net realized capital gains and/or on net unrealized capital gains in the Fund's portfolio (stated in terms of a fixed cents per Common Share dividend rate) ("Managed Distribution Policy"). The Fund seeks to maintain a stable dividend level, subject to approval and oversight by the Fund's Board of Trustees. Distributions will be made only after paying any accrued dividends or making any redemption or liquidation payments to Taxable Auctioned Preferred shares, if any, and interest and required principal payments on borrowings, if any. Under the Managed Distribution Policy, if, for any monthly distribution, net investment income and net realized capital gain were less than the amount of the distribution, the difference would be distributed from the Fund's assets and would be treated by shareholders as a return of capital for tax purposes. Distributions during the first nine months of the fiscal year are classified as having been paid from net investment income; consequently, this will negatively impact the amount of undistributed net investment income shown in the financial statements in this interim report. The final determination of the source of all distributions for the year are made after the end of the year and reflected in the financial statements contained in the annual report.

REIT distributions received by the Fund are generally comprised of investment income, long-term and short-term capital gains, and a return of REIT capital. The actual character of amounts received during the period are not known until after the fiscal year-end of the Fund. For the twelve months ended December 31, 2004, the character of distributions to the Fund from the REITs was 58.07% ordinary income, 25.75% long-term and short-term capital gains, and 16.18% return of REIT capital.

For the nine months ended September 30, 2005, the Fund applied the actual percentages for the twelve months ended December 31, 2004, described above, to its receipts from the REITs and treated as income in the Statement of Operations only the amount of ordinary income so calculated. The Fund adjusts that estimated breakdown of income type (and consequently its net investment income) as necessary early in the following calendar year when the REITs inform their shareholders of the actual breakdown of income type. For the fiscal year ended December 31, 2004, the Fund applied the actual character of distributions reported by the REITs in which the Fund invests to its receipts from the REITS. If a REIT held in the portfolio of investments did not report the actual character of its distributions during the period, the Fund treated the distributions as ordinary income.

During the nine months ended September 30, 2005, the Fund treated each distribution to its shareholders from the portfolio REITs as being entirely from net investment income. The Fund will recharacterize those distributions as being from ordinary income, long-term and short-term capital gains, and return of capital, if necessary, at the beginning of the subsequent year, based upon the income type breakdown information conveyed at the time by the REITs whose securities are held in the Fund's portfolio. Consequently, the financial statements at September 30, 2005, reflect an over-distribution of net investment income that is at least partly attributable to the fact that some of the amounts received by the Fund from the portfolio REITS, but none of the dividends paid by the Fund to shareholders, were treated as something other than ordinary income. For the fiscal year ended December 31, 2004, the Fund applied the actual character of distributions reported by the REITs in which the Fund invests to the distributions paid to the Fund shareholders.

Taxable Auctioned Preferred Shares
The Fund has issued and outstanding 1,720 Series M, 1,720 Series T, 1,720 Series W and 1,720 Series F, Taxable Auctioned Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. The dividend rate paid by the Fund on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Interest Rate Swap Transactions
The Fund may invest in certain derivative financial instruments. The Fund's use of interest rate swap transactions is intended to mitigate the negative impact that an increase in short-term interest rates could have on Common share net earnings as a result of leverage. Interest rate swap transactions involve the Fund's agreement with the counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Taxable Auctioned Preferred shares or any variable rate borrowing. The payment obligation is based on the notional amount of the interest rate swap contract. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that the Fund is to receive. Interest rate swap positions are valued daily. Although there are economic advantages of entering into interest rate swap transactions, there are also additional risks. The Fund helps manage the credit risks associated with interest rate swap transactions by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser continually monitor the financial stability of the swap counterparties.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit
The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications
Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
The Fund did not engage in transactions in its own shares during the nine months ended September 30, 2005, nor during the fiscal year ended December 31, 2004.

3. SECURITIES TRANSACTIONS
Purchases and sales of investments (excluding short-term investments) during the nine months ended September 30, 2005, aggregated $54,319,970 and $63,392,536, respectively.

4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income and in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments owned was $561,018,531.

The net unrealized appreciation of investments at September 30, 2005, aggregated $246,275,617, of which $246,507,783 related to appreciated securities and $232,166 related to depreciated securities.

The tax components of undistributed net ordinary income and net realized gains at December 31, 2004, the Fund's last fiscal year end, were as follows:

--------------------------------------------------------------------------------
Undistributed net ordinary income *                                          $--
Undistributed net long-term capital gains                                     --
================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended December 31, 2004, the Fund's last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

--------------------------------------------------------------------------------
Distributions from net ordinary income *                             $20,708,231
Distributions from net long-term capital gains                        18,932,319
Tax return of capital                                                  3,983,421
================================================================================

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within the Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for the Fund is based upon the average daily Managed Assets of the Fund as follows:

AVERAGE DAILY MANAGED ASSETS                                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $500 million                                                .7000%
For the next $500 million                                                 .6750
For the next $500 million                                                 .6500
For the next $500 million                                                 .6250
For Managed Assets over $2 billion                                        .6000
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of September 30, 2005, the complex-level fee rate was .1898%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into a Sub-Advisory Agreement with Security Capital Research & Management Incorporated ("Security Capital"), under which Security Capital manages the investment portfolio of the Fund. Security Capital is compensated for its services to the Fund from the management fee paid to the Adviser.

The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of the Fund's operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
NOVEMBER 30,                                    NOVEMBER 30,
--------------------------------------------------------------------------------

2001*                      .30%                      2007                   .25%
2002                       .30                       2008                   .20
2003                       .30                       2009                   .15
2004                       .30                       2010                   .10
2005                       .30                       2011                   .05
2006                       .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse the Fund for any portion of its fees and expenses beyond November 30, 2011.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)

6. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER
In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. Transactions (C) and (D) above were settled in late July, which effectively reduced St. Paul Travelers' controlling stake in Nuveen and was deemed an "assignment" (as defined in the 1940 Act) of the investment management agreement between the Fund and the Adviser, which resulted in the automatic termination of the agreement under the 1940 Act. In anticipation of such deemed assignment, the Board of Trustees had approved a new ongoing investment management agreement for the Fund and the submission of the agreement for approval by the Fund's shareholders, which shareholder approval was received prior to the settlement of transactions (C) and (D). The new ongoing management agreement took effect upon such settlement.

7. SUBSEQUENT EVENT -- DISTRIBUTIONS TO COMMON SHAREHOLDERS
The Fund declared a distribution of $.1450 per Common share which was paid on November 1, 2005, to shareholders of record on October 15, 2005.

Financial
       HIGHLIGHTS (Unaudited)

                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                              Investment Operations                                    Less Distributions
                          ---------------------------------------------------------------  -----------------------------------------
                                                   Distributions   Distributions
                                                        from Net            from
                                                      Investment         Capital
                                                       Income to        Gains to                  Net
               Beginning                                 Taxable         Taxable           Investment    Capital
                  Common                      Net      Auctioned       Auctioned            Income to   Gains to       Tax
                   Share         Net    Realized/      Preferred       Preferred               Common     Common    Return
               Net Asset  Investment   Unrealized         Share-          Share-               Share-     Share-        of
                   Value    Income(a)  Gain (Loss)       holders+        holders+   Total     holders    holders   Capital    Total
====================================================================================================================================
Year Ended 12/31:
2005(e)           $22.46       $ .66        $ .91          $(.13)          $  --    $1.44      $(1.23)     $  --     $  --   $(1.23)
2004(b)            18.57         .88         4.56           (.05)           (.04)    5.35        (.69)      (.63)     (.14)   (1.46)
2003(c)            17.30         .12         1.38           (.01)             --     1.49        (.01)      (.08)     (.13)    (.22)
Year Ended 10/31:
2003               13.56         .85         4.38           (.05)           (.02)    5.16        (.97)      (.41)     (.04)   (1.42)
2002(d)            14.33        1.02         (.46)          (.07)           (.02)     .47        (.89)      (.25)       --    (1.14)
====================================================================================================================================
                                                                      Total Returns
                                                                  ----------------------
                          Offering
                         Costs and
                           Taxable                                               Based
                         Auctioned          Ending                                  on
                         Preferred          Common                 Based        Common
                             Share           Share      Ending        on     Share Net
                      Underwriting       Net Asset      Market    Market         Asset
                         Discounts           Value       Value     Value**       Value**
========================================================================================
Year Ended 12/31:
2005(e)                      $  --          $22.67      $20.35      4.33%         6.74%
2004(b)                         --           22.46       20.75     19.80         30.12
2003(c)                         --           18.57       18.73      6.49          8.69
Year Ended 10/31:
2003                            --           17.30       17.81     35.40         39.80
2002(d)                       (.10)          13.56       14.40      3.30          2.09
========================================================================================
                                                          Ratios/Supplemental Data
                        -------------------------------------------------------------------------------------------
                                         Before Credit/Reimbursement     After Credit/Reimbursement***
                                        ----------------------------    ------------------------------
                                                      Ratio of Net                      Ratio of Net
                                          Ratio of      Investment        Ratio of        Investment
                             Ending       Expenses       Income to        Expenses         Income to
                                Net     to Average         Average      to Average           Average
                             Assets     Net Assets      Net Assets      Net Assets        Net Assets
                         Applicable     Applicable      Applicable      Applicable        Applicable     Portfolio
                          to Common      to Common       to Common       to Common         to Common      Turnover
                        Shares (000)        Shares++        Shares++        Shares++          Shares++        Rate
===================================================================================================================
Year Ended 12/31:
2005(e)                   $ 637,852           1.29%*          3.69%*           .91%*            4.07%*           7%
2004(b)                     631,979           1.34            4.13             .94              4.52            14
2003(c)                     522,576           2.31*           4.07*           1.91*             4.47*            2
Year Ended 10/31:
2003                        486,814           2.51            5.17            2.09              5.59            26
2002(d)                     381,290           2.12*           6.71*           1.72*             7.11*           37
===================================================================================================================
                              Cumulative Taxable Auctioned
                               Preferred at End of Period
                        ---------------------------------------
                          Aggregate    Liquidation
                             Amount     and Market        Asset
                        Outstanding          Value     Coverage
                               (000)     Per Share    Per Share
================================================================
Year Ended 12/31:
2005(e)                    $172,000        $25,000     $117,711
2004(b)                     172,000         25,000      116,857
2003(c)                     172,000         25,000      100,956
Year Ended 10/31:
2003                        172,000         25,000       95,758
2002(d)                     172,000         25,000       80,420
================================================================

(a) Per share Net Investment Income is calculated using the average daily shares method.
(b) For the fiscal year ended December 31, 2004, the Fund changed its method of presentation for net interest expense on interest rate swap transactions. The effect of this reclassification was to increase Net Investment Income by $0.15 per share with a corresponding decrease in Net Realized/Unrealized Investment Gain (Loss), a decrease in each of the Ratios of Expenses to Average Net Assets Applicable to Common Shares by 0.77% with a corresponding increase in each of the Ratios of Net Investment Income to Average Net Assets Applicable to Common Shares.
(c)  For the period November 1, 2003 through December 31, 2003.
(d) For the period November 15, 2001 (commencement of operations) through October 31, 2002.
(e)  For the nine months ended September 30, 2005.
*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   o Ratios do not reflect the effect of dividend payments to Taxable
       Auctioned Preferred shareholders.
     o Income ratios reflect income earned on assets attributable to Taxable Auctioned Preferred shares.
     o For periods ended prior to December 31, 2004, each Ratio of Expenses to Average Net Assets Applicable to Common Shares and each Ratio of
       Net Investment Income to Average Net Assets Applicable to Common
       Shares included the effect of the net interest expense incurred on interest rate swap transactions as follows:
       Year Ended 12/31:
          2003(c)         .91*
       Year Ended 10/31:
          2003           1.03
          2002(d)         .68*


                                 See accompanying notes to financial statements.

Other Useful
      INFORMATION



In April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers") sold the majority of its controlling equity interest in Nuveen Investments, Inc. ("Nuveen") to the general public. Nuveen is the parent of Nuveen Asset Management ("NAM"), which is each Fund's investment manager. This sale was deemed to be an "assignment" of the investment management agreement between each Fund and NAM and, if applicable, of the sub-advisory agreement between NAM and the Fund's sub-adviser. As required by law, the shareholders of each Fund were asked to approve a new investment management agreement and, if applicable, a new subadvisory agreement that reflected this change in ownership. The shareholders of each Fund voted this approval at a Shareholders' Meeting on July 26, 2005. There were no changes to the investment objectives or management of any Fund as a result of these actions.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

The Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2005, and (iii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

MARKET YIELD (ALSO KNOWN AS DISTRIBUTION YIELD OR CURRENT YIELD): Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. REIT distributions received by the Fund are generally comprised of investment income, long-term and short-term capital gains and a REIT return of capital. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.


BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


The Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Real Estate Income Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: December 8, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: December 8, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: December 8, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.